UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

July 31, 2013

	Shares/Par †	Value
Curian/PIMCO Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.8%
American Airlines Pass-Through Trust, 10.38%, 07/02/19	$313,790	$314,575
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.82%, 09/25/34 (a)	461,680	410,467
Asset-Backed Pass-Through Certificates REMIC, 0.64%, 04/25/35 (a)	1,815,863	1,773,709
Banc of America Large Loan Trust REMIC, 2.49%, 11/15/15 (a) (b)	3,116,142	3,131,150
Banc of America Mortgage Trust REMIC, 3.10%, 09/25/34 (a)	1,363,262	1,336,369
Bear Stearns Asset Backed Securities Trust REMIC
0.68%, 07/25/35 (a)	387,527	378,134
1.39%, 01/25/45 (a)	554,214	409,054
Continental Airlines Pass-Through Trust
5.50%, 10/29/20	1,300,000	1,326,000
4.00%, 10/29/24	1,000,000	995,000
Countrywide Asset-Backed Certificates REMIC
1.05%, 08/25/34 (a)	1,100,000	1,024,146
0.84%, 06/25/35 (a)	600,000	587,840
Countrywide Home Loans Inc. Alternative Loan Trust REMIC, 3.40%, 08/25/18	1,292,743	1,299,889
CVS Pass-Through Trust, 5.93%, 01/10/34 (b)	1,447,885	1,580,442
Delta Air Lines Inc. Pass-Through Trust
7.75%, 12/17/19	571,379	657,657
6.72%, 01/02/23	829,285	879,042
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18 (b)	1,238,924	1,250,714
First Franklin Mortgage Loan Trust REMIC, 0.67%, 05/25/35 (a)	1,200,000	1,060,402
Home Equity Asset Trust REMIC, 1.29%, 07/25/35 (a)	1,950,000	1,657,393
HomeBanc Mortgage Trust REMIC, 0.46%, 10/25/35 (a)	762,789	635,852
Inwood Park CDO Ltd., 0.49%, 01/20/21 (a) (b)	183,812	181,980
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.80%, 03/25/35 (a)	1,000,000	787,199
New Century Home Equity Loan Trust REMIC, 0.47%, 10/25/35 (a)	2,628,379	2,555,891
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.18%, 09/25/34 (a)	2,051,741	1,718,897
0.69%, 07/25/35 (a)	1,200,000	1,113,846
Progress Trust, 4.33%, 06/20/44 (a), AUD	1,063,655	968,067
RASC Trust REMIC, 0.63%, 01/25/36 (a)	1,500,000	1,292,493
SBA Tower Trust
4.25%, 04/15/15 (c)	1,000,000	1,033,977
5.10%, 04/15/17 (c)	1,000,000	1,093,817
REMIC, 3.60%, 04/15/18 (b)	2,300,000	2,280,735
Structured Asset Investment Loan Trust REMIC, 1.17%, 10/25/33 (a)	3,222,680	3,044,530
Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.56%, 09/25/33 (a)	1,093,905	1,050,893
United Air Lines Inc. Pass-Through Trust
10.40%, 11/01/16	931,319	1,052,391
9.75%, 01/15/17	527,100	602,212
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.43%, 01/25/35 (a)	1,022,147	1,023,404
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (a)	1,834,484	1,797,479
5.50%, 01/25/36	61,876	58,802
WG Horizons CLO, 0.53%, 05/24/19 (a) (b)	699,102	687,570

Total Non-U.S. Government Agency Asset-Backed Securities (cost $43,055,673)		43,052,018

CORPORATE BONDS AND NOTES - 68.9%

CONSUMER DISCRETIONARY - 3.3%
Cablevision Systems Corp. Term Loan B, 2.70%, 04/09/20 (a)	800,000	794,144
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,000,000	1,045,000
Corp. GEO SAB de CV, 8.88%, 03/27/22 (b)	800,000	208,000
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,315,830
DISH DBS Corp., 5.88%, 07/15/22	1,000,000	997,500
HD Supply Inc., 8.13%, 04/15/19	2,350,000	2,632,000
MCE Finance Ltd., 5.00%, 02/15/21 (b) (d)	1,000,000	955,000
MGM Resorts International Term Loan B, 3.50%, 12/20/19 (a)	1,596,000	1,596,670
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (e)	400,000	396,000
NBCUniversal Media LLC, 5.15%, 04/30/20	3,000,000	3,425,598
Pearson Funding Five Plc, 3.25%, 05/08/23 (b)	1,000,000	923,636
Time Warner Cable Inc., 6.75%, 07/01/18	2,000,000	2,236,886
Toll Brothers Finance Corp., 6.75%, 11/01/19	2,000,000	2,260,000
Volkswagen International Finance NV
0.87%, 11/20/14 (a) (b) (d)	1,500,000	1,505,235
1.60%, 11/20/17 (c)	1,500,000	1,473,513
Whirlpool Corp., 4.70%, 06/01/22	300,000	313,606
Wynn Las Vegas LLC, 5.38%, 03/15/22 (d)	1,209,000	1,233,180
		24,311,798
CONSUMER STAPLES - 2.6%
Altria Group Inc.
7.75%, 02/06/14 (f)	1,000,000	1,036,034
9.70%, 11/10/18 (f)	338,000	452,728
9.25%, 08/06/19 (f)	338,000	450,373
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	4,000,000	5,071,636
Diageo Capital Plc, 4.83%, 07/15/20	2,000,000	2,247,362
Kraft Foods Group Inc., 6.13%, 08/23/18	2,700,000	3,179,617
PepsiCo Inc., 0.47%, 07/30/15 (a)	1,500,000	1,500,610
SABMiller Holdings Inc., 1.85%, 01/15/15 (b)	2,200,000	2,231,104
Tesco Plc, 2.00%, 12/05/14 (b)	1,500,000	1,520,154
Wesfarmers Ltd., 2.98%, 05/18/16 (b)	1,000,000	1,043,572
Woolworths Ltd., 2.55%, 09/22/15 (b)	519,000	535,770
		19,268,960
ENERGY - 14.4%
AK Transneft OJSC Via TransCapitalInvest Ltd., 5.67%, 03/05/14	1,400,000	1,436,680
Anadarko Petroleum Corp., 8.70%, 03/15/19	3,000,000	3,889,227
Arch Coal Inc.
7.25%, 10/01/20 (d)	1,500,000	1,215,000

	Shares/Par †	Value
7.25%, 06/15/21 (d)	1,100,000	888,250
BG Energy Capital Plc, 4.00%, 10/15/21 (b)	3,000,000	3,114,195
BP AMI Leasing Inc., 5.52%, 05/08/19 (b)	5,010,000	5,704,481
BP Capital Markets Plc, 3.63%, 05/08/14	1,000,000	1,024,377
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	100,000	102,285
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	800,000	773,863
3.00%, 05/09/23	1,800,000	1,640,344
CNPC General Capital Ltd., 1.45%, 04/16/16 (b)	3,000,000	2,993,433
Concho Resources Inc., 5.50%, 04/01/23	1,500,000	1,496,250
Devon Energy Corp., 3.25%, 05/15/22	400,000	385,669
Enterprise Products Operating LLC
3.20%, 02/01/16	7,850,000	8,260,979
3.35%, 03/15/23	1,500,000	1,448,158
4.45%, 02/15/43	1,400,000	1,285,242
EP Energy LLC, 6.88%, 05/01/19	300,000	321,000
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (b)	2,700,000	2,859,300
6.21%, 11/22/16 (b)	650,000	708,045
8.15%, 04/11/18 (b)	900,000	1,048,500
9.25%, 04/23/19	1,000,000	1,225,000
Harvest Operations Corp., 6.88%, 10/01/17	620,000	683,550
KazMunayGas National Co. JSC, 4.40%, 04/30/23 (b)	600,000	555,750
Lukoil International Finance BV, 3.42%, 04/24/18 (b)	1,700,000	1,674,840
MarkWest Energy Partners LP
5.50%, 02/15/23	1,300,000	1,313,000
4.50%, 07/15/23	1,900,000	1,786,000
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (c)	2,100,000	2,163,918
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (b)	1,250,000	1,300,000
NGPL PipeCo LLC
7.12%, 12/15/17 (b) (d)	2,600,000	2,557,750
9.63%, 06/01/19 (b) (d)	1,600,000	1,686,000
Northwest Pipeline GP, 6.05%, 06/15/18	2,000,000	2,334,842
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (b)	1,600,000	1,464,000
OGX Austria GmbH
8.50%, 06/01/18 (b) (d)	2,500,000	500,000
8.38%, 04/01/22 (b)	1,000,000	200,000
ONEOK Partners LP, 3.38%, 10/01/22	800,000	743,763
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (b)	400,000	377,200
Petrobras Global Finance BV, 2.41%, 01/15/19 (a)	2,100,000	2,063,250
Petrobras International Finance Co.
7.88%, 03/15/19	1,400,000	1,603,435
5.38%, 01/27/21	700,000	697,568
Petrohawk Energy Corp., 6.25%, 06/01/19	2,000,000	2,200,000
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	669,934
6.88%, 05/01/18	500,000	588,313
7.50%, 01/15/20	2,100,000	2,594,208
Plains All American Pipeline LP
8.75%, 05/01/19	1,000,000	1,302,134
5.00%, 02/01/21	1,510,000	1,659,964
6.65%, 01/15/37	400,000	488,425
Pride International Inc.
8.50%, 06/15/19	900,000	1,155,720
6.88%, 08/15/20	2,400,000	2,873,988
7.88%, 08/15/40	125,000	170,664
Rockies Express Pipeline LLC
3.90%, 04/15/15 (b)	600,000	601,500
6.85%, 07/15/18 (b)	4,000,000	3,900,000
6.00%, 01/15/19 (b) (d)	3,150,000	2,933,437
5.63%, 04/15/20 (b) (d)	1,697,000	1,501,845
Rosneft Finance SA
7.50%, 07/18/16 (b)	1,300,000	1,449,500
7.88%, 03/13/18 (b)	1,500,000	1,740,000
7.88%, 03/13/18	2,000,000	2,320,000
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.15%, 03/06/17 (b)	1,000,000	988,750
4.20%, 03/06/22 (b)	600,000	553,500
Southern Natural Gas Co. LLC, 4.40%, 06/15/21	2,000,000	2,067,712
Southwestern Energy Co., 4.10%, 03/15/22	1,125,000	1,123,995
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,782,082
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	469,813
Targa Resources Partners LP
6.88%, 02/01/21	50,000	53,625
6.38%, 08/01/22	1,725,000	1,828,500
5.25%, 05/01/23 (b)	1,030,000	1,014,550
Total Capital Canada Ltd., 0.65%, 01/15/16 (a) (d)	1,200,000	1,207,964
Transocean Inc., 6.00%, 03/15/18	1,000,000	1,127,730
Walter Energy Inc., 9.88%, 12/15/20 (b) (d)	910,000	778,050
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	992,429
		107,663,476
FINANCIALS - 31.6%
Ally Financial Inc., 4.50%, 02/11/14	500,000	506,000
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	623,763
American Express Co., 6.15%, 08/28/17	2,200,000	2,545,160
American Express Credit Corp., 0.77%, 07/29/16 (a)	1,200,000	1,200,694
American International Group Inc., 5.05%, 10/01/15	3,000,000	3,250,839
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,127,226
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (b) (d)	1,000,000	1,067,500
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	800,000	732,000
Banco de Credito e Inversiones, 4.00%, 02/11/23 (b)	400,000	366,809
Banco del Estado de Chile, 2.00%, 11/09/17 (b)	1,850,000	1,800,979
Banco do Brasil SA, 3.88%, 10/10/22	6,900,000	6,089,250
Banco Santander Brasil SA
4.50%, 04/06/15 (b)	1,000,000	1,027,500
4.25%, 01/14/16 (b)	2,000,000	2,055,000
4.63%, 02/13/17 (b)	4,300,000	4,418,250
Banco Santander Chile, 3.88%, 09/20/22 (b)	2,100,000	1,982,709
Bank of America Corp.
0.00%, 01/04/17 (g)	3,200,000	2,967,584
7.63%, 06/01/19	8,900,000	10,869,677
Banque PSA Finance SA
2.17%, 04/04/14 (a) (c)	200,000	198,262
6.00%, 07/16/14, EUR	1,000,000	1,375,479
4.38%, 04/04/16 (b)	2,000,000	2,039,836

	Shares/Par †	Value
Barclays Bank Plc, 14.00%, (callable at 100 beginning 12/15/19) (e), GBP	1,800,000	3,655,587
BBVA Bancomer SA, 6.50%, 03/10/21 (b)	2,700,000	2,841,750
BBVA US Senior SAU, 4.66%, 10/09/15	4,600,000	4,747,954
Bear Stearns Cos. LLC
6.40%, 10/02/17	8,000,000	9,265,280
7.25%, 02/01/18	1,200,000	1,438,830
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,183,996
Caterpillar Financial Services Corp., 5.45%, 04/15/18 (d)	2,000,000	2,307,502
Citigroup Inc.
5.50%, 10/15/14	1,000,000	1,052,140
1.06%, 04/01/16 (a)	5,000,000	5,011,890
0.87%, 05/31/17 (a), EUR	2,000,000	2,534,323
5.95% (callable at 100 beginning 01/30/23) (e)	1,300,000	1,261,000
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	439,507
Eksportfinans ASA
2.38%, 05/25/16 (d)	500,000	477,500
5.50%, 06/26/17	700,000	725,375
Experian Finance Plc, 2.38%, 06/15/17 (b)	1,200,000	1,188,316
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	949,117
First American Financial Corp., 4.30%, 02/01/23	1,100,000	1,059,935
Ford Motor Credit Co. LLC
8.00%, 06/01/14	200,000	210,384
1.37%, 08/28/14 (a)	1,300,000	1,305,788
8.70%, 10/01/14	2,300,000	2,489,964
2.75%, 05/15/15	1,700,000	1,730,119
12.00%, 05/15/15	1,050,000	1,235,413
2.50%, 01/15/16 (d)	2,600,000	2,632,531
1.52%, 05/09/16 (a)	1,100,000	1,102,379
1.70%, 05/09/16	1,100,000	1,089,911
4.25%, 02/03/17	2,800,000	2,957,069
Goldman Sachs Group Inc.
5.95%, 01/18/18	12,400,000	14,001,336
2.38%, 01/22/18	2,000,000	1,976,854
HSBC Bank Plc, 4.13%, 08/12/20 (b)	4,000,000	4,197,076
HSBC Finance Corp.
0.52%, 01/15/14 (a)	650,000	649,871
6.68%, 01/15/21	3,900,000	4,412,733
ICICI Bank Ltd.
5.50%, 03/25/15	500,000	521,468
4.75%, 11/25/16 (b)	682,000	707,004
ING Bank NV, 2.00%, 09/25/15 (c)	1,000,000	1,011,217
International Lease Finance Corp., 6.75%, 09/01/16 (b)	4,000,000	4,400,000
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,470,036
Itau Unibanco Holding SA
6.20%, 12/21/21 (b) (d)	600,000	606,000
5.65%, 03/19/22 (b) (d)	2,900,000	2,798,500
JPMorgan Chase Bank NA
0.60%, 06/13/16 (a)	1,000,000	982,918
5.38%, 09/28/16, GBP	1,000,000	1,666,144
0.89%, 05/31/17 (a), EUR	3,500,000	4,540,078
6.00%, 07/05/17	1,000,000	1,131,726
6.00%, 10/01/17	7,000,000	8,011,199
Korea Development Bank, 3.00%, 09/14/22 (d)	1,000,000	934,318
Korea Exchange Bank, 3.13%, 06/26/17 (b)	1,100,000	1,114,824
Lazard Group, 7.13%, 05/15/15	2,800,000	3,042,964
LBG Capital No.1 Plc, 7.59%, 05/12/20, GBP	1,500,000	2,365,749
LBG Capital No.2 Plc
7.63%, 12/09/19, GBP	300,000	467,787
15.00%, 12/21/19, EUR	500,000	938,498
LeasePlan Corp. NV, 2.50%, 05/16/18 (c)	3,000,000	2,909,922
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	3,300,000	3,772,157
6.88%, 04/25/18	2,500,000	2,935,285
Morgan Stanley
1.52%, 02/25/16 (a)	700,000	703,874
5.95%, 12/28/17	1,000,000	1,122,771
7.30%, 05/13/19	6,100,000	7,234,460
5.63%, 09/23/19	1,300,000	1,439,779
Nationstar Mortgage LLC
9.63%, 05/01/19	150,000	168,750
7.88%, 10/01/20	150,000	160,875
6.50%, 07/01/21	300,000	299,250
Nippon Life Insurance Co., 5.00%, 10/18/42 (a) (b)	600,000	599,516
Piper Jaffray Cos., 4.27%, 05/31/14 (a) (c) (h)	700,000	700,530
QBE Insurance Group Ltd., 2.40%, 05/01/18 (b)	1,100,000	1,068,577
RCI Banque SA, 3.50%, 04/03/18 (c)	1,100,000	1,097,397
RPI Finance Trust Term Loan B, 3.50%, 05/10/18 (a)	1,462,404	1,472,465
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17 (b)	1,100,000	1,127,720
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	800,000	850,560
5.18%, 06/28/19	1,500,000	1,544,850
6.13%, 02/07/22 (b)	1,500,000	1,593,750
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,457,410
SLM Corp.
5.38%, 05/15/14	1,300,000	1,329,250
6.25%, 01/25/16	2,300,000	2,449,500
8.00%, 03/25/20	3,800,000	4,237,000
7.25%, 01/25/22	1,000,000	1,060,000
Springleaf Financial Funding Co. Term Loan, 5.50%, 05/10/17 (a)	1,200,000	1,200,756
SSIF Nevada LP, 0.97%, 04/14/14 (a) (b)	1,500,000	1,506,153
Standard Chartered Plc, 3.95%, 01/11/23 (b)	1,700,000	1,597,276
State Bank of India, 3.25%, 04/18/18 (b)	3,100,000	2,957,400
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (c)	244,017	252,132
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (f)	1,560,000	1,631,735
UBS AG, 5.88%, 12/20/17	582,000	672,797
Wachovia Corp., 5.75%, 02/01/18	5,400,000	6,252,293
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17 (a)	1,949,367	1,961,063
Wells Fargo & Co., 1.25%, 07/20/16	2,850,000	2,849,761
Weyerhaeuser Co.
7.38%, 10/01/19	2,800,000	3,381,935
7.38%, 03/15/32	1,700,000	2,043,036
Woodside Finance Ltd., 4.60%, 05/10/21 (b)	2,000,000	2,115,986
		235,844,348
HEALTH CARE - 3.5%
AbbVie Inc., 1.20%, 11/06/15 (b)	1,900,000	1,907,047
Amgen Inc.
2.30%, 06/15/16	4,850,000	4,997,784
4.50%, 03/15/20	2,800,000	3,041,005
4.10%, 06/15/21	200,000	208,067
3.88%, 11/15/21	1,100,000	1,122,309
3.63%, 05/15/22	700,000	694,931
5.15%, 11/15/41	600,000	595,270
Boston Scientific Corp., 4.50%, 01/15/15	3,000,000	3,142,971
Gilead Sciences Inc., 2.40%, 12/01/14	1,900,000	1,940,329

	Shares/Par †	Value
HCA Inc. Term Loan, 2.94%, 05/01/18 (a)	2,500,000	2,506,875
Sanofi, 2.63%, 03/29/16	3,000,000	3,133,350
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	1,500,000	1,509,326
Valeant Pharmaceuticals International Inc. Term Loan B, 3.50%, 02/13/19 (a)	995,000	1,003,288
		25,802,552
INDUSTRIALS - 2.5%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (c) (h)	968,750	970,651
ADT Corp.
3.50%, 07/15/22	100,000	83,675
4.13%, 06/15/23	600,000	516,249
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,012,870
Aviation Capital Group Corp.
4.63%, 01/31/18 (c)	1,400,000	1,406,616
7.13%, 10/15/20 (b)	1,500,000	1,665,344
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	760,000	787,550
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	2,715,442
4.38%, 09/01/42	1,000,000	931,799
CSX Corp., 4.75%, 05/30/42	500,000	484,478
Heathrow Funding Ltd., 2.50%, 06/25/15 (b)	1,100,000	1,118,644
Masco Corp.
6.13%, 10/03/16	1,000,000	1,115,000
7.13%, 03/15/20	1,000,000	1,132,500
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	1,000,000	1,039,830
3.38%, 03/15/18 (b)	1,000,000	1,021,146
USG Corp., 7.88%, 03/30/20 (c)	800,000	886,000
Verisk Analytics Inc., 4.13%, 09/12/22	1,875,000	1,882,444
		18,770,238
INFORMATION TECHNOLOGY - 1.3%
Autodesk Inc., 1.95%, 12/15/17	1,200,000	1,170,373
Baidu Inc, 3.25%, 08/06/18	2,400,000	2,405,129
Dell Inc. 1st Lien Term Loan, 5.00%, 01/17/20 (a)	900,000	895,500
Dell Inc. 2nd Lien Term Loan, 6.25%, 02/05/21 (a)	500,817	498,313
Hewlett-Packard Co.
0.67%, 05/30/14 (a)	2,000,000	1,995,906
1.82%, 09/19/14 (a)	1,700,000	1,715,552
Symantec Corp., 3.95%, 06/15/22	1,400,000	1,381,205
		10,061,978
MATERIALS - 3.2%
Anglo American Capital Plc, 2.63%, 04/03/17 (b)	1,050,000	1,038,884
Barrick North America Finance LLC, 4.40%, 05/30/21	2,500,000	2,270,250
Building Materials Corp. of America, 6.75%, 05/01/21 (b)	1,230,000	1,316,100
Cemex SAB de CV
9.50%, 06/15/18 (b)	400,000	447,000
5.88%, 03/25/19 (b) (d)	1,200,000	1,200,000
Cliffs Natural Resources Inc., 4.88%, 04/01/21 (j)	1,500,000	1,374,873
Dow Chemical Co., 8.55%, 05/15/19 (f)	300,000	386,199
Ecolab Inc.
2.38%, 12/08/14	800,000	815,234
4.35%, 12/08/21	2,000,000	2,114,280
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (c) (d)	600,000	594,000
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,000,000	2,004,122
3.88%, 03/15/23 (c)	700,000	633,867
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	500,000	563,599
Glencore Finance Europe SA, 6.00%, 04/03/22 (i), GBP	500,000	837,405
Graphic Packaging International Inc., 4.75%, 04/15/21	200,000	193,500
LyondellBasell Industries NV, 5.75%, 04/15/24	600,000	673,263
Mongolian Mining Corp., 8.88%, 03/29/17 (b) (d)	700,000	430,500
New Gold Inc., 6.25%, 11/15/22 (b)	900,000	855,000
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (b)	2,000,000	1,768,494
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (c)	700,000	668,640
Walter Energy Inc., 8.50%, 04/15/21 (b) (d)	1,475,000	1,198,437
Westlake Chemical Corp., 3.60%, 07/15/22	1,200,000	1,148,314
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (c)	1,700,000	1,660,400
		24,192,361
TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.
5.35%, 09/01/40	3,000,000	3,037,314
4.30%, 12/15/42	16,000	13,945
CC Holdings GS V LLC, 2.38%, 12/15/17	2,050,000	2,024,773
Crown Castle Towers LLC
5.50%, 01/15/17 (b)	1,500,000	1,638,703
6.11%, 01/15/20 (b)	500,000	568,100
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,600,000	2,721,683
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18 (a)	1,389,500	1,399,921
Lynx I Corp., 5.38%, 04/15/21 (b)	3,000,000	3,037,500
MetroPCS Wireless Inc., 6.25%, 04/01/21 (b)	1,100,000	1,122,000
Telecom Italia Capital SA
5.25%, 11/15/13	200,000	202,023
6.18%, 06/18/14	650,000	671,394
Telefonica Emisiones SAU
5.43%, 02/03/14, EUR	450,000	611,958
4.67%, 02/07/14, EUR	450,000	609,968
4.97%, 02/03/16, EUR	1,000,000	1,427,397
6.42%, 06/20/16	500,000	550,052
Telstra Corp. Ltd., 4.80%, 10/12/21 (b)	2,000,000	2,175,872
Verizon Wireless Capital LLC, 8.50%, 11/15/18	3,000,000	3,896,463
VimpelCom Holdings BV, 5.20%, 02/13/19 (b)	700,000	690,340
		26,399,406
UTILITIES - 3.0%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,209,456
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,659,286
Dominion Resources Inc., 5.15%, 07/15/15	4,850,000	5,245,144
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,400,000	1,577,981
Energy Future Intermediate Holding Co. LLC, 6.88%, 08/15/17 (b) (d)	2,000,000	2,040,000
ENN Energy Holdings Ltd., 6.00%, 05/13/21	400,000	425,641
IPALCO Enterprises Inc., 7.25%, 04/01/16 (b)	1,400,000	1,543,500

	Shares/Par †	Value
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,247,902
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,693,851
Puget Energy Inc., 6.50%, 12/15/20	1,500,000	1,711,125
Tokyo Electric Power Co. Inc., 4.50%, 03/24/14, EUR	500,000	670,684
		22,024,570
Total Corporate Bonds and Notes (cost $517,029,009)		514,339,687

GOVERNMENT AND AGENCY OBLIGATIONS - 24.4%

GOVERNMENT SECURITIES - 21.5%
Municipals - 1.2%
City of New York, 5.97%, 03/01/36	1,000,000	1,144,160
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,460,619
Metropolitan Transportation Authority, 6.81%, 11/15/40	1,000,000	1,196,370
New Jersey State Turnpike Authority, 7.10%, 01/01/41	1,420,000	1,808,299
Port Authority of New York & New Jersey, GO, 4.93%, 10/01/51	1,000,000	989,920
Sacramento Municipal Utility District, 6.16%, 05/15/36	1,000,000	1,097,210
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,050,500
		8,747,078
Sovereign - 0.7%
Junta de Castilla y Leon, 6.51%, 03/01/19, EUR	400,000	586,446
Xunta de Galicia, 5.76%, 04/03/17, EUR	3,400,000	4,755,866
		5,342,312
U.S. Treasury Securities - 19.6%
U.S. Treasury Bond
3.13%, 02/15/42 (j)	20,000,000	18,246,880
3.00%, 05/15/42	3,600,000	3,197,250
2.75%, 08/15/42	600,000	504,094
2.75%, 11/15/42 (j)	18,100,000	15,181,375
3.13%, 02/15/43	1,600,000	1,453,501
Principal Only, 0.00%, 02/15/43 (g)	14,000,000	4,492,138
U.S. Treasury Note
0.25%, 04/30/14 - 06/30/14	1,100,000	1,101,086
2.00%, 11/15/21 - 02/15/23 (j)	67,735,000	65,758,618
1.63%, 11/15/22	21,700,000	20,106,395
1.75%, 05/15/23 (j)	17,400,000	16,154,821
		146,196,158
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
4.00%, 01/01/41 - 05/01/42	6,333,685	6,585,609
4.00%, 08/15/43 - 09/15/43, TBA (k)	15,000,000	15,577,343
		22,162,952
Total Government and Agency Obligations (cost $191,242,871)		182,448,500

PREFERRED STOCKS - 0.3%

FINANCIALS - 0.3%
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22) (c) (e)	20,000	2,054,376

Total Preferred Stocks (cost $2,125,000)		2,054,376

	Shares/Par/Contracts †
PURCHASED OPTIONS - 0.1%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	50	732,659

Total Purchased Options (cost $396,342)		732,659

SHORT TERM INVESTMENTS - 9.5%

Certificates of Deposit - 0.9%
Dexia Credit Local SA, 1.40%, 09/20/13	$4,000,000	4,004,281
Itau Unibanco NY, 0.01%, 03/03/14	2,500,000	2,477,120
		6,481,401
Commercial Paper - 4.4%
Coca-Cola Co., 0.08%, 10/18/13	4,000,000	3,999,298
E.I. du Pont de Nemours & Co., 0.07%, 09/06/13	5,000,000	4,999,640
Electricite de France SA, 0.02%, 09/03/13	3,000,000	2,999,547
Ford Motor Credit Co. LLC, 0.01%, 11/22/13	1,000,000	997,143
Merck & Co. Inc., 0.07%, 08/02/13	15,000,000	14,999,971
Philip Morris International Inc., 0.08%, 08/02/13	2,000,000	1,999,995
Wal-Mart Stores Inc., 0.08%, 11/04/13	3,000,000	2,999,367
		32,994,961
Federal Home Loan Mortgage Corp. - 0.2% (l)
Federal Home Loan Mortgage Corp., 0.09%, 01/21/14	1,200,000	1,199,597

Securities Lending Collateral - 3.3%
Fidelity Institutional Money Market Portfolio, 0.11% (m)	15,000,000	15,000,000
Repurchase Agreement with CSI, 0.07% (Collateralized by $1,818,263 U.S. Treasury Bond Strip, due 11/15/29-08/15/37, value $800,999, and $14,402,938 U.S. Treasury Note Strip, due 08/15/16-02/15/38, value $9,095,246) acquired on 07/31/13, due 08/01/13 at $9,702,206	$9,702,188	9,702,188
		24,702,188
Treasury Securities - 0.7%
U.S. Treasury Bill
0.07%, 01/09/14	4,700,000	4,698,632
0.12%, 05/01/14 (j)	290,000	289,830
		4,988,462
Total Short Term Investments (cost $70,365,066)		70,366,609

Total Investments - 109.0% (cost $824,213,961)		812,993,849
Other Assets and Liabilities, Net - (9.0%)		(67,071,774)
Total Net Assets - 100.0%		$745,922,075

†                                         Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.

(a)                                 Variable rate security. Rate stated was in effect as of July 31, 2013.

(b)                                 Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of July 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $145,082,091.

(c)                                  Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(d)                                 All or portion of the security was on loan.

(e)                                  Perpetual maturity security.

(f)                                   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)                                  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)                                 Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(i)                                     Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of July 31, 2013.

(j)                                    All or a portion of the securities is pledged or segregated as collateral.

(k)                                 All or a portion of the investment was purchased on a delayed delivery basis. As of July 31, 2013, the total cost of investments purchased on a delayed delivery basis was $15,682,031.

(l)                                     The securities in this category are direct debt of the agency and not collateralized by mortgages.

(m)                             Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2013.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Fund at July 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AABS Ltd. Term Loan A, 4.88%, 01/10/38	01/28/2013	$978,438	$970,651	0.1%
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	1,424,018	1,406,616	0.2
Banque PSA Finance SA, 2.17%, 04/04/14	02/20/2013	199,239	198,262	—
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22)	06/03/2013	2,125,000	2,054,376	0.3
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17	12/06/2012	600,000	594,000	0.1
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	03/01/2013	699,601	633,867	0.1
ING Bank NV, 2.00%, 09/25/15	09/19/2012	997,911	1,011,217	0.1
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	2,986,570	2,909,922	0.4
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19	12/12/2011	2,260,882	2,163,918	0.3
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18	02/12/2013	700,000	668,640	0.1
Piper Jaffray Cos., 4.27%, 05/31/14	11/30/2012	700,000	700,530	0.1
RCI Banque SA, 3.50%, 04/03/18	03/26/2013	1,098,398	1,097,397	0.2
SBA Tower Trust, 4.25%, 04/15/15	12/12/2011	1,021,812	1,033,977	0.1
SBA Tower Trust, 5.10%, 04/15/17	01/24/2012	1,059,722	1,093,817	0.2
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17	01/20/2012	250,557	252,132	—
USG Corp., 7.88%, 03/30/20	01/15/2013	904,253	886,000	0.1
Volkswagen International Finance NV, 1.60%, 11/20/17	11/14/2012	1,495,353	1,473,513	0.2
Xstrata Finance Canada Ltd., 2.70%, 10/25/17	10/19/2012	1,697,560	1,660,400	0.2
		$21,199,314	$20,809,235	2.8%

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Curian/PIMCO Income Fund - Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	18	$(2,616)
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	65	(9,562)
Call Swaption, 3 month Euribor versus 0.40% fixed, DUB	03/12/2014	N/A	38	(5,590)
Call Swaption, 3 month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	20	(2,942)
Call Swaption, 3 month LIBOR versus 0.75% fixed, BOA	09/03/2013	N/A	19	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	09/03/2013	N/A	17	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSC	09/03/2013	N/A	110	—
Call Swaption, 3 month LIBOR versus 1.10% fixed, MSS	09/03/2013	N/A	105	(354)
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	18	(3,449)
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	65	(12,456)
Put Swaption, 3 month Euribor versus 0.40% fixed, DUB	03/14/2014	N/A	38	(7,282)
Put Swaption, 3 month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	20	(3,832)
Put Swaption, 3 month LIBOR versus 1.25% fixed, BOA	09/03/2013	N/A	19	(35,127)
Put Swaption, 3 month LIBOR versus 1.25% fixed, DUB	09/03/2013	N/A	17	(31,495)
Put Swaption, 3 month LIBOR versus 1.25% fixed, MSC	09/03/2013	N/A	110	(203,504)
Put Swaption, 3 month LIBOR versus 1.50% fixed, GSB	10/28/2013	N/A	264	(373,584)
Put Swaption, 3 month LIBOR versus 1.65% fixed, MSS	09/03/2013	N/A	105	(49,071)
Put Swaption, 3 month LIBOR versus 1.75% fixed, DUB	10/25/2013	N/A	14	(7,303)
Put Swaption, 3 month LIBOR versus 1.75% fixed, MSS	10/25/2013	N/A	8	(4,117)
Put Swaption, 3 month LIBOR versus 1.90% fixed, GSB	10/18/2013	N/A	213	(93,099)
Put Swaption, 3 month LIBOR versus 1.90% fixed, MSS	10/18/2013	N/A	213	(93,099)
Put Swaption, 3 month LIBOR versus 1.90% fixed, UBS	10/18/2013	N/A	118	(51,511)
Put Swaption, 3 month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	(832,719)
Put Swaption, 3 month LIBOR versus 2.90% fixed, GSB	09/30/2013	N/A	3	(3,761)
Put Swaption, 3 month LIBOR versus 2.90% fixed, MSS	09/30/2013	N/A	159	(199,968)
			1,984	$(2,026,441)

Curian/PIMCO Income Fund - Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2012	896	$1,128,390
Options written during the period	3,802,894	1,128,860
Options closed during the period	(1,900,470)	(412,025)
Options expired during the period	(1,901,336)	(713,193)
Options outstanding at July 31, 2013	1,984	$1,132,032

Curian/PIMCO Income Fund - Schedule of Exchange Purchased Traded Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation
Euro-Bund Call Option	08/23/2013	EUR	148.00	5	$2,604
Euro-Bund Put Option	08/23/2013	EUR	142.00	5	92
				10	$2,696

Curian/PIMCO Income Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized (Depreciation)
90-Day Eurodollar Future	March 2016	312	$(29,233)

Curian/PIMCO Income Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	08/02/2013	UBS	BRL	12,482,744	$5,471,648	$(672,039)
BRL/USD	08/02/2013	CSI	BRL	1,214,640	532,422	(27,578)
BRL/USD	08/02/2013	CSI	BRL	2,559,420	1,121,888	(58,112)

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Curian/PIMCO Income Fund - Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	11/04/2013	CSI	BRL	5,693,874	$2,444,752	$(7,602)
EUR/USD	08/02/2013	BCL	EUR	1,497,000	1,991,539	38,292
EUR/USD	08/02/2013	CSI	EUR	1,360,000	1,809,281	62,777
EUR/USD	08/02/2013	GSC	EUR	13,710,000	18,239,144	161,138
GBP/USD	09/12/2013	BOA	GBP	541,000	822,759	(21,998)
GBP/USD	09/12/2013	BOA	GBP	1,420,000	2,159,551	(5,352)
GBP/USD	09/12/2013	DUB	GBP	1,326,000	2,016,595	38,661
MXN/USD	09/18/2013	BNP	MXN	83,260,022	6,488,693	(288,680)
NOK/USD	08/15/2013	GSC	NOK	7,390,000	1,253,432	(16,490)
RUB/USD	10/07/2013	BOA	RUB	57,003,200	1,710,281	(40,432)
SGD/USD	09/17/2013	BCL	SGD	1,908,977	1,502,174	(30,310)
USD/AUD	08/23/2013	DUB	AUD	(2,083,000)	(1,869,453)	19,808
USD/BRL	08/02/2013	BCL	BRL	(10,562,930)	(4,630,123)	269,877
USD/BRL	08/02/2013	CSI	BRL	(5,693,874)	(2,495,835)	2,574
USD/CAD	09/23/2013	BCL	CAD	(172,000)	(167,246)	1,656
USD/CAD	09/23/2013	CSI	CAD	(182,000)	(176,970)	(3,544)
USD/EUR	08/02/2013	DUB	EUR	(16,567,000)	(22,039,964)	(323,841)
USD/EUR	09/03/2013	GSC	EUR	(13,710,000)	(18,241,215)	(161,139)
USD/GBP	09/12/2013	BNP	GBP	(9,286,000)	(14,122,249)	304,508
USD/MXN	09/18/2013	MSC	MXN	(92,960,725)	(7,244,697)	(94,697)
USD/NOK	08/15/2013	BCL	NOK	(7,310,000)	(1,239,863)	29,378
USD/RUB	10/07/2013	MSC	RUB	(57,428,800)	(1,723,050)	36,950
USD/SGD	09/17/2013	UBS	SGD	(1,933,920)	(1,521,802)	(4,942)
ZAR/USD	10/09/2013	DUB	ZAR	1,274,818	127,945	640
					$(27,780,363)	$(790,497)

Curian/PIMCO Income Fund - Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,200,000	$5,252
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,600,000	1,040
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,200,000	1,857
GSB	Brazil Interbank Deposit Rate	Paying	8.30%	01/02/2017	BRL	87,400,000	(1,849,038)
GSB	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,300,000	3,496
GSB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	75,800,000	(663,752)
MSC	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	47,500,000	46,387
MSC	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	20,000,000	(22,551)
MSC	Mexican Interbank Rate	Paying	5.25%	09/06/2019	MXN	78,900,000	(210,214)
							$(2,687,523)

Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Canadian Dealer Offered Rate	Paying	1.60%	06/16/2015	CAD	94,000,000	$(181,333)
N/A	3-Month LIBOR	Paying	2.65%	07/31/2023		1,400,000	(16,555)
N/A	6-Month Australian Bank Bill	Paying	4.00%	03/15/2023	AUD	13,200,000	(147,190)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	770,000,000	8,945
							$(336,133)

Curian/PIMCO Income Fund - Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
BBP	CDX.NA.IG-17	N/A	1.00%	12/20/2016	$(4,830,000)	$85,803	$73,996
MSC	CDX.NA.IG-17	N/A	1.00%	12/20/2021	(75,000)	(629)	483
BOA	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(8,200,000)	142,297	220,563

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Curian/PIMCO Income Fund - Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread(4)	Fixed Received / Pay Rate(7)	Expiration Date	Notional Amount(1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG-18	N/A	1.00%	06/20/2022	$(12,200,000)	$(138,374)	$226,619
CSI	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(23,325,000)	404,767	490,900
DUB	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(2,000,000)	34,707	25,496
GSI	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(2,875,000)	49,891	66,320
MSC	CDX.NA.IG-18	N/A	1.00%	06/20/2017	(13,210,000)	229,238	218,112
BNP	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(8,000,000)	118,224	116,625
BBP	Citigroup Inc., 6.13%, 05/15/2018	0.94%	1.00%	12/20/2017	(2,075,000)	5,137	59,363
CSI	Devon Energy Corp., 7.95%, 04/15/2032	0.93%	1.00%	06/20/2018	(300,000)	1,033	1,972
DUB	Devon Energy Corp., 7.95%, 04/15/2032	0.93%	1.00%	06/20/2018	(300,000)	1,033	2,265
CSI	Encana Corp., 4.75%, 10/15/2013	1.07%	1.00%	03/20/2018	(2,000,000)	(6,630)	22,196
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.61%	1.00%	06/20/2017	(4,100,000)	(93,229)	(39,173)
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.51%	1.00%	12/20/2016	(6,500,000)	(110,381)	(9,156)
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.73%	5.00%	12/20/2015	(1,050,000)	106,807	17,516
DUB	Ford Motor Co., 6.50%, 08/01/2018	1.29%	5.00%	12/20/2017	(800,000)	125,616	32,597
BBP	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.16%	1.00%	12/20/2017	(2,650,000)	(17,504)	88,611
CSI	HJ Heinz Co., 6.38%, 07/15/2028	1.30%	1.00%	03/20/2018	(100,000)	(1,338)	1,758
CSI	MGM Resorts International, 7.63%, 01/15/2017	3.48%	5.00%	03/20/2018	(1,000,000)	64,477	60,665
BOA	NRG Energy Inc., 8.50%, 06/15/2019	2.48%	5.00%	06/20/2017	(150,000)	13,968	25,564
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.14%	1.00%	03/20/2014	(3,800,000)	(3,331)	10,237
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	1.82%	1.00%	06/20/2015	(2,400,000)	(36,909)	(16,092)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.73%	1.00%	03/20/2015	(700,000)	(8,281)	(1,127)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.82%	1.00%	06/20/2015	(1,200,000)	(18,454)	(13,619)
BBP	Prudential Financial Inc., 4.50%, 07/15/2013	0.99%	1.00%	12/20/2017	(200,000)	102	10,096
BNP	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.79%	1.00%	03/20/2017	(2,000,000)	15,055	75,013
GSI	Russia - Eurobond, 7.50%, 03/31/2030	1.48%	1.00%	12/20/2016	(2,300,000)	(36,263)	89,148
BBP	Sony Corporation, 1.57%, 06/19/2015	1.65%	1.00%	03/20/2018	(102,135)	(2,984)	4,226
BOA	Sony Corporation, 1.57%, 06/19/2015	1.65%	1.00%	03/20/2018	(102,135)	(2,984)	4,226
DUB	Sony Corporation, 1.57%, 06/19/2015	1.65%	1.00%	03/20/2018	(102,135)	(2,984)	4,465
GSI	Sony Corporation, 1.57%, 06/19/2015	1.65%	1.00%	03/20/2018	(510,673)	(14,922)	21,428
BOA	Tokyo Electric Power Co., 0.68%, 05/30/2013	1.13%	1.00%	12/20/2013	(817,077)	(412)	102,382
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.28%	1.00%	12/20/2016	(3,000,000)	73,472	67,938
BNP	United Mexican States, 5.95%, 03/19/2019	1.06%	1.00%	09/20/2017	(2,600,000)	(5,825)	31,833
CSI	United Mexican States, 5.95%, 03/19/2019	1.06%	1.00%	09/20/2017	(100,000)	(224)	968
DUB	United Mexican States, 5.95%, 03/19/2019	1.06%	1.00%	09/20/2017	(200,000)	(448)	1,841
GSI	United Mexican States, 5.95%, 03/19/2019	1.06%	1.00%	09/20/2017	(1,300,000)	(2,912)	17,856
MSC	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	12/20/2016	(6,000,000)	14,787	102,433
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.90%	1.00%	03/20/2018	(1,400,000)	6,396	25,664
					$(124,574,155)	$987,792	$2,242,208

Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG-18	N/A	1.00%	06/20/2022	$(18,350,000)	$(191,591)	$438,739
N/A	CDX.NA.IG-18	N/A	1.00%	12/20/2022	(3,200,000)	(46,661)	45,360
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(11,050,000)	168,025	166,130
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	(34,400,000)	407,205	87,985
					$(67,000,000)	$336,978	$738,214

Credit default swap agreements - purchase protection (2)
N/A	iTraxx Europe Series 18	N/A	1.00%	12/20/2017	$15,000,000	$(63,150)	$(190,832)

(1) Notional amount is stated in USD unless otherwise noted.

(2) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

(4) Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7) If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

Curian Series Trust (Unaudited)

Schedules of Investments

July 31, 2013

	Shares/Par †	Value
Curian/PIMCO Total Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.7%
Accredited Mortgage Loan Trust REMIC, 0.45%, 09/25/36 (a)	$10,000,000	$7,090,780
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.23%, 10/25/34 (a)	3,108,211	2,835,711
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.54%, 04/15/33 (a)	2,254,250	2,113,724
Banc of America Funding Trust REMIC, 5.02%, 02/20/35 (a)	803,591	793,183
Bear Stearns Asset Backed Securities I Trust REMIC, 0.68%, 09/25/35 (a)	6,000,000	4,049,196
Citigroup Mortgage Loan Trust Inc. REMIC, 2.57%, 10/25/35 (a)	196,029	187,986
Countrywide Asset-Backed Certificates REMIC, 0.94%, 06/25/34 (a)	6,700,000	6,105,288
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	688,379	741,699
Delta Air Lines Inc. Pass-Through Trust
6.20%, 07/02/18 (b)	151,668	163,346
7.75%, 12/17/19	285,689	328,828
Delta Funding Corp. Home Equity Loan Trust, 2.07%, 12/25/31 (a)	5,717,527	5,154,579
First Horizon Alternative Mortgage Securities Trust REMIC, 2.33%, 06/25/34 (a)	859,229	838,097
First Horizon Mortgage Pass-Through Trust REMIC, 2.56%, 06/25/35 (a)	2,834,905	2,702,149
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 03/10/39 (b)	1,200,000	1,330,372
GSAA Home Equity Trust REMIC, 0.46%, 06/25/35 (a)	1,050,837	977,240
GSR Mortgage Loan Trust REMIC, 2.66%, 09/25/35 (a)	2,093,455	2,058,140
Impac Secured Assets Trust REMIC, 0.36%, 01/25/37 (a)	13,513,699	9,922,217
IndyMac INDX Mortgage Loan Trust REMIC, 0.44%, 09/25/37 (a)	1,211,041	946,381
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,400,000	1,548,856
5.42%, 01/15/49	400,000	444,245
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	324,351	319,879
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,610,062	1,502,325
Lehman XS Trust REMIC, 0.37%, 07/25/37 (a)	9,555,615	5,904,233
Merit Securities Corp. REMIC, 0.81%, 04/28/27 (a) (c)	78,083	65,650
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (a)	1,500,000	1,657,884
Morgan Stanley Mortgage Loan Trust REMIC, 0.45%, 04/25/35 (a)	374,332	323,908
Morgan Stanley Re-REMIC Trust, 5.80%, 08/12/45 (a) (c)	1,500,000	1,678,615
MortgageIT Trust REMIC, 0.49%, 08/25/35 (a)	1,463,045	1,367,905
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	7,145,059	7,609,488
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.40%, 10/01/35 (a)	3,853,870	3,858,541
PHH Mortgage Capital LLC REMIC, 5.57%, 07/18/35 (a)	1,814,651	1,834,304
Provident Funding Mortgage Loan Trust REMIC, 2.70%, 10/25/35 (a)	1,334,685	1,314,996
SG Mortgage Securities Trust REMIC, 0.40%, 10/25/36 (a)	6,703,000	3,433,538
SLM Private Education Loan Trust, 1.29%, 08/15/23 (a) (c)	6,933,393	6,970,300
Soundview Home Loan Trust REMIC
0.43%, 07/25/36 (a)	1,900,000	946,779
0.32%, 12/25/36 (a)	745,471	701,812
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,111,873
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.43%, 08/25/35 (a)	415,423	416,495
1.36%, 11/25/42 (a)	5,581,264	4,993,652

Total Non-U.S. Government Agency Asset-Backed Securities (cost $92,871,264)		96,344,194

CORPORATE BONDS AND NOTES - 13.7%

CONSUMER STAPLES - 0.2%
Cadbury Schweppes U.S. Finance LLC, 5.13%, 10/01/13 (c)	1,400,000	1,409,437
General Mills Inc., 5.25%, 08/15/13	700,000	701,295
		2,110,732
ENERGY - 0.5%
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/14 (c)	600,000	635,400
8.15%, 04/11/18 (c)	1,000,000	1,165,000
Gazprom OAO Via White Nights Finance BV, 10.50%, 03/25/14	100,000	105,500
Petrobras Global Finance BV, 3.00%, 01/15/19	300,000	278,706
Petrobras International Finance Co.
7.88%, 03/15/19	300,000	343,593
5.75%, 01/20/20	1,200,000	1,240,304
Rosneft Finance SA, 7.50%, 07/18/16	900,000	1,003,500
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	800,000	925,653
		5,697,656
FINANCIALS - 10.1%
Ally Financial Inc.
7.50%, 12/31/13	1,900,000	1,942,750
6.75%, 12/01/14	2,900,000	3,066,750
6.75%, 12/01/14	900,000	949,500
8.30%, 02/12/15	2,800,000	3,020,500
4.63%, 06/26/15	700,000	722,800
5.50%, 02/15/17	1,100,000	1,163,311
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,810,457
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,724,508
American International Group Inc.
8.25%, 08/15/18	2,500,000	3,129,303
8.18%, 05/15/58 (a)	5,600,000	6,846,000
Banco do Brasil SA
4.50%, 01/22/15 (c)	1,300,000	1,337,375
6.00%, 01/22/20 (c)	400,000	429,000
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (c)	2,900,000	3,012,375

	Shares/Par †	Value
Banco Santander Brasil SA
2.37%, 03/18/14 (a) (c)	7,700,000	7,703,619
4.25%, 01/14/16 (c)	1,000,000	1,027,500
Bank of America Corp., 0.89%, 05/23/17 (a), EUR	1,200,000	1,516,603
Barclays Bank Plc
2.38%, 01/13/14	400,000	403,245
5.20%, 07/10/14	200,000	208,214
BNP Paribas SA, 1.17%, 01/10/14 (a)	1,300,000	1,303,433
Cantor Fitzgerald LP, 7.88%, 10/15/19 (c)	850,000	880,303
Citigroup Inc.
5.00%, 09/15/14	4,900,000	5,093,026
1.96%, 05/15/18 (a)	500,000	517,384
Credit Agricole Home Loan SFH, 1.02%, 07/21/14 (a) (c)	1,800,000	1,807,278
Credit Agricole SA, 1.72%, 01/21/14 (a) (d)	1,500,000	1,507,740
Dexia Credit Local SA, 2.75%, 04/29/14	1,000,000	1,015,550
Ford Motor Credit Co. LLC, 8.00%, 06/01/14	1,800,000	1,893,454
HBOS Plc
0.97%, 09/06/17 (a)	2,571,000	2,365,320
6.75%, 05/21/18 (c)	900,000	973,025
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	2,765,267
Industrial Bank of Korea, 3.75%, 09/29/16 (c)	1,500,000	1,583,355
International Lease Finance Corp., 6.63%, 11/15/13	1,300,000	1,317,875
Intesa Sanpaolo SpA
2.67%, 02/24/14 (a) (c)	1,700,000	1,705,350
3.13%, 01/15/16	600,000	594,863
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,640,306
Korea Development Bank, 8.00%, 01/23/14	100,000	103,292
LBG Capital No.2 Plc, 11.25%, 09/14/23, GBP	400,000	692,477
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	16,803,247
6.88%, 04/25/18	2,800,000	3,287,519
Morgan Stanley, 5.38%, 10/15/15	4,000,000	4,314,964
Nationwide Building Society, 6.25%, 02/25/20 (c)	1,400,000	1,570,664
Sberbank of Russia Via SB Capital SA, 4.95%, 02/07/17 (c)	200,000	209,240
SLM Corp.
5.14%, 06/15/16	10,000,000	10,351,660
8.45%, 06/15/18	1,500,000	1,725,180
		112,035,582
HEALTH CARE - 1.5%
HCA Inc., 7.25%, 09/15/20	1,150,000	1,257,813
HCA Inc. Extended Term Loan, 6.90%, 05/02/16 (a)	3,905,000	3,915,739
Sanofi, 0.59%, 03/28/14 (a)	2,500,000	2,505,527
Teva Pharmaceutical Finance Co. BV, 1.17%, 11/08/13 (a)	9,100,000	9,119,483
		16,798,562
INDUSTRIALS - 1.0%
Asciano Finance Ltd., 5.00%, 04/07/18 (c)	600,000	640,280
United Technologies Corp., 0.54%, 12/02/13 (a)	10,100,000	10,110,090
		10,750,370
MATERIALS - 0.2%
Gerdau Holdings Inc., 7.00%, 01/20/20 (c)	1,000,000	1,057,500
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20 (c)	200,000	164,977
GTL Trade Finance Inc.
7.25%, 10/20/17	200,000	221,500
7.25%, 10/20/17 (b) (c)	300,000	332,250
		1,776,227
TELECOMMUNICATION SERVICES - 0.2%
Deutsche Telekom International Finance BV, 5.88%, 08/20/13	1,500,000	1,504,059
Vivendi SA, 2.40%, 04/10/15 (d)	400,000	408,007
		1,912,066
UTILITIES - 0.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (c)	200,000	213,000
Total Corporate Bonds and Notes (cost $144,761,890)		151,294,195

GOVERNMENT AND AGENCY OBLIGATIONS - 79.1%

GOVERNMENT SECURITIES - 47.2%
Federal Home Loan Mortgage Corp. - 3.9% (e)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 09/29/17	19,200,000	18,984,486
5.50%, 08/23/17	2,400,000	2,800,490
0.88%, 03/07/18	300,000	292,247
1.75%, 05/30/19	2,600,000	2,580,198
1.25%, 08/01/19 - 10/02/19	18,400,000	17,501,366
2.38%, 01/13/22	600,000	583,048
		42,741,835
Federal National Mortgage Association - 3.4% (e)
Federal National Mortgage Association
1.25%, 01/30/17 (f)	7,400,000	7,478,485
5.00%, 02/13/17 - 05/11/17	6,000,000	6,851,120
1.13%, 04/27/17	900,000	902,164
5.38%, 06/12/17	4,800,000	5,557,872
0.88%, 08/28/17 - 05/21/18	16,800,000	16,395,730
		37,185,371
Municipals - 3.6%
American Municipal Power Inc., 8.08%, 02/15/50	2,200,000	2,918,190
Bay Area Toll Authority, RB - Series S1
7.04%, 04/01/50	2,000,000	2,483,680
6.91%, 10/01/50	1,000,000	1,239,230
City of New York, 5.00%, 08/01/24	9,100,000	10,325,133
Las Vegas Valley Water District, 7.26%, 06/01/34	10,000,000	10,914,300
Metropolitan Transportation Authority, 5.00%, 11/15/26	1,500,000	1,649,400
New Jersey State Turnpike Authority, 7.10%, 01/01/41	2,000,000	2,546,900
New York State Dormitory Authority, 5.00%, 12/15/25 - 03/15/29	2,200,000	2,418,163
Ohio Higher Educational Facility Commission, 5.00%, 01/01/38	800,000	804,872
State of California
7.63%, 03/01/40	1,800,000	2,422,818
7.60%, 11/01/40	1,000,000	1,357,360
State of Iowa, 6.75%, 06/01/34	400,000	453,536
		39,533,582
Sovereign - 1.6%
Mexico Bonos, 6.25%, 06/16/16, MXN	9,000,000	739,136
Province of Ontario, Canada
3.15%, 06/02/22, CAD	3,600,000	3,473,749
2.45%, 06/29/22 (b)	5,300,000	4,981,603
2.85%, 06/02/23, CAD	3,100,000	2,878,343
4.60%, 06/02/39, CAD	2,000,000	2,119,540
Province of Quebec, Canada
4.50%, 12/01/19, CAD	1,300,000	1,394,016

	Shares/Par †	Value
4.25%, 12/01/21, CAD	2,600,000	2,726,823
		18,313,210
Treasury Inflation Index Securities - 7.9%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/22 (g)	7,213,378	7,193,519
2.13%, 01/15/19 (g)	542,490	618,057
1.88%, 07/15/19 (g)	872,784	992,382
1.38%, 01/15/20 (g)	861,776	947,752
1.25%, 07/15/20 (g)	640,884	703,170
1.13%, 01/15/21 (g)	212,976	230,131
0.63%, 07/15/21 (f) (g)	7,131,495	7,448,511
2.38%, 01/15/25 - 01/15/27 (g)	16,327,830	19,670,083
2.00%, 01/15/26 (g)	8,450,352	9,797,786
1.75%, 01/15/28 (g)	18,791,617	21,100,938
0.75%, 02/15/42 (g)	21,752,201	18,970,290
0.63%, 02/15/43 (g)	101,320	84,396
		87,757,015
U.S. Treasury Securities - 26.8%
U.S. Treasury Note
0.25%, 04/15/16 (f)	19,700,000	19,563,026
0.75%, 12/31/17 - 03/31/18	47,400,000	46,349,216
0.88%, 01/31/18	5,200,000	5,119,561
0.63%, 04/30/18	12,200,000	11,817,798
1.38%, 06/30/18 - 01/31/20	6,200,000	6,154,875
1.13%, 05/31/19	3,200,000	3,105,501
1.00%, 06/30/19 (f)	106,700,000	102,557,053
0.88%, 07/31/19 (f)	84,300,000	80,269,448
1.00%, 08/31/19 - 09/30/19	6,300,000	6,027,283
1.25%, 10/31/19	5,100,000	4,940,625
2.13%, 08/15/21	1,400,000	1,387,203
1.63%, 08/15/22 - 11/15/22	9,900,000	9,213,397
2.00%, 02/15/23	200,000	190,859
		296,695,845
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.9%
Federal Home Loan Mortgage Corp. - 3.6%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	12,848,525	13,577,415
5.50%, 09/01/33 - 03/01/40	6,765,921	7,312,221
4.00%, 08/15/43, TBA (h)	10,000,000	10,371,484
REMIC, 0.91%, 05/15/37 (a)	1,803,968	1,811,038
REMIC, 5.00%, 08/15/38	6,746,000	7,366,396
		40,438,554
Federal National Mortgage Association - 27.9%
Federal National Mortgage Association
3.50%, 08/01/20 - 12/01/26	49,725,168	52,143,791
3.00%, 07/01/21 - 05/01/22	5,251,845	5,458,789
3.89%, 07/01/21	1,200,000	1,268,464
3.16%, 05/01/22	793,804	832,806
2.31%, 08/01/22	300,000	283,458
4.50%, 08/01/23 - 01/01/42	19,721,867	20,947,315
2.87%, 09/01/27	800,000	717,290
5.00%, 04/01/28 - 11/01/41	16,118,766	17,392,078
2.50%, 05/01/28 - 06/01/28	4,000,003	4,001,231
3.00%, 08/15/28 - 08/15/43, TBA (h)	83,000,000	85,282,340
3.50%, 08/15/28 - 08/15/43, TBA (h)	10,000,000	10,240,312
4.00%, 08/15/28 - 09/15/43, TBA (h)	35,000,000	36,387,342
4.00%, 10/01/30 - 06/01/42	30,239,325	31,441,974
5.50%, 01/01/33 - 05/01/38	8,838,982	9,626,207
6.00%, 05/01/37 - 05/01/41	12,381,839	13,540,515
4.50%, 08/15/43, TBA (h)	6,000,000	6,359,063
5.00%, 08/15/43, TBA (h)	3,000,000	3,234,727
5.50%, 08/15/43, TBA (h)	9,000,000	9,804,375
		308,962,077
Government National Mortgage Association - 0.4%
Government National Mortgage Association
3.00%, 08/15/43, TBA (h)	2,000,000	1,960,000
4.00%, 08/15/43, TBA (h)	2,000,000	2,089,062
		4,049,062
Total Government and Agency Obligations (cost $896,362,731)		875,676,551

PREFERRED STOCKS - 0.3%

FINANCIALS - 0.3%
Wells Fargo & Co., Convertible Preferred, 7.50% (i)	3,200	3,721,600

Total Preferred Stocks (cost $3,557,200)		3,721,600

SHORT TERM INVESTMENTS - 13.7%

Repurchase Agreements - 7.3%
Repurchase Agreement with BCL, 0.04% (Collateralized by $5,784,852 U.S. Treasury Inflation Indexed Note, 0.13%, due 04/15/22, value $5,734,235) acquired on 07/30/13, due 08/12/13 at $5,600,081	$5,600,000	5,600,000
Repurchase Agreement with BNP, 0.10% (Collateralized by $24,589,407 Federal Home Loan Mortgage Corp., 4.50%, due 01/01/41, value $26,002,560) acquired on 07/31/13, due 08/01/13 at $25,100,070	25,100,000	25,100,000
Repurchase Agreement with MLP, 0.04% (Collateralized by $5,730,000 U.S. Treasury Note, 0.50%, due 07/31/17, value $5,610,014) acquired on 07/29/13, due 08/08/13 at $5,500,061	5,500,000	5,500,000
Repurchase Agreement with MSC, 0.04% (Collateralized by $32,058,800 U.S. Treasury Note, 2.13%, due 12/31/15, value $33,367,440) acquired on 07/24/13, due 08/01/13 at $32,700,291	32,700,000	32,700,000
Repurchase Agreement with MSC, 0.05% (Collateralized by $12,365,500 U.S. Treasury Note, 0.38%, due 11/15/15, value $12,358,699) acquired on 07/23/13, due 08/07/13 at $12,100,235	12,100,000	12,100,000
		81,000,000
Securities Lending Collateral - 0.5%
Fidelity Institutional Money Market Portfolio, 0.11% (j)	1,000,000	1,000,000
Repurchase Agreement with CSI, 0.07% (Collateralized by $838,122 U.S. Treasury Bond Strip, due 11/15/29-08/15/37, value $369,218, and $6,638,985 U.S. Treasury Note Strip, due 08/15/16-02/15/38, value $4,192,422) acquired on 07/31/13, due 08/01/13 at $4,472,199	$4,472,190	4,472,190
		5,472,190
Treasury Securities - 5.9%
U.S. Treasury Bill
0.02%, 08/01/13	242,000	242,000
0.04%, 08/08/13 (f)	1,590,000	1,589,987
0.02%, 08/15/13 (f)	890,000	889,991
0.02%, 08/22/13 (f)	730,000	729,992
0.02%, 08/29/13	300,000	299,994

	Shares/Par †	Value
0.01%, 09/05/13	41,570,000	41,569,463
0.01%, 10/10/13	20,130,000	20,128,933
		65,450,360
Total Short Term Investments (cost $151,923,145)		151,922,550

Total Investments - 115.5% (cost $1,289,476,230)		1,278,959,090
Other Assets and Liabilities, Net - (15.5%)		(171,234,674)
Total Net Assets - 100.0%		$1,107,724,416

†                                         Par amounts are listed in United States Dollars unless otherwise noted.

(a)                                 Variable rate security. Rate stated was in effect as of July 31, 2013.

(b)                                 All or portion of the security was on loan.

(c)                                  Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. As of July 31, 2013, the value of Rule 144A and Section 4(2) liquid securities was $36,571,492.

(d)                                 Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors.  The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Trust’s Board of Trustees. See Restricted Securities Note in these Schedules of Investments.

(e)                                  The securities in this category are direct debt of the agency and not collateralized by mortgages.

(f)                                   All or a portion of the securities is pledged or segregated as collateral.

(g)                                  U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

(h)                                 All or a portion of the investment was purchased on a delayed delivery basis. As of July 31, 2013, the total cost of investments purchased on a delayed delivery basis was $165,658,984.

(i)                                     Perpetual maturity security.

(j)                                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2013.

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Fund at July 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Credit Agricole SA, 1.72%, 01/21/14	12/05/2011	$1,475,379	$1,507,740	0.1%
Vivendi SA, 2.40%, 04/10/15	04/04/2012	399,986	408,007	0.1
		$1,875,365	$1,915,747	0.2%

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Curian/PIMCO Total Return Fund - Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Exchange-Traded Futures Options
10-Year U.S. Future Call Option	08/23/2013	133.00	89	$(1,391)
10-Year U.S. Future Put Option	08/23/2013	129.00	89	(233,625)
			178	$(235,016)
Interest Rate Swaptions
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	14	$(2,035)
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	57	(8,385)
Call Swaption, 3 month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	14	(2,060)
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	09/03/2013	N/A	45	—
Call Swaption, 3 month LIBOR versus 0.75% fixed, MSC	09/03/2013	N/A	151	—
Call Swaption, 3 month LIBOR versus 0.80% fixed, BOA	09/03/2013	N/A	53	—
Call Swaption, 3 month LIBOR versus 0.90% fixed, DUB	09/03/2013	N/A	52	(2)
Call Swaption, 3 month LIBOR versus 1.00% fixed, MSS	09/03/2013	N/A	75	(37)
Call Swaption, 3 month LIBOR versus 1.10% fixed, MSS	09/03/2013	N/A	407	(1,373)
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	14	(2,683)
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	57	(10,923)
Put Swaption, 3 month Euribor versus 0.40% fixed, GSB	03/12/2014	N/A	14	(2,683)
Put Swaption, 3 month LIBOR versus 1.00% fixed, BOA	09/03/2013	N/A	53	(161,288)
Put Swaption, 3 month LIBOR versus 1.10% fixed, DUB	09/03/2013	N/A	52	(133,032)
Put Swaption, 3 month LIBOR versus 1.25% fixed, DUB	09/03/2013	N/A	45	(83,370)
Put Swaption, 3 month LIBOR versus 1.25% fixed, MSC	09/03/2013	N/A	151	(279,356)
Put Swaption, 3 month LIBOR versus 1.40% fixed, BOA	09/03/2013	N/A	277	(336,036)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	09/03/2013	N/A	107	(130,250)
Put Swaption, 3 month LIBOR versus 1.45% fixed, MSS	09/03/2013	N/A	198	(203,382)
Put Swaption, 3 month LIBOR versus 1.50% fixed, GSB	10/28/2013	N/A	223	(315,565)
Put Swaption, 3 month LIBOR versus 1.65% fixed, MSS	09/03/2013	N/A	407	(190,207)
Put Swaption, 3 month LIBOR versus 1.75% fixed, MSS	11/27/2013	N/A	128	(131,143)
Put Swaption, 3 month LIBOR versus 2.90% fixed, DUB	09/30/2013	N/A	62	(77,728)
Put Swaption, 3 month LIBOR versus 2.90% fixed, GSB	09/30/2013	N/A	39	(48,893)
			2,695	$(2,120,431)

Curian/PIMCO Total Return Fund - Summary of Written Options

	Contracts	Premiums
Options outstanding at October, 2012	1,825	$582,400
Options written during the period	8,505,284	1,600,036
Options closed during the period	(1,153)	(208,275)
Options expired during the period	(8,503,083)	(1,033,050)
Options outstanding at July 31, 2013	2,873	$941,111

Curian/PIMCO Total Return Fund - Schedule of Exchange Traded Purchasd Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation
Euro-Bund Call Option	08/23/2013	EUR	148.00	8	$4,167

Curian/PIMCO Total Return Fund - Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	June 2015	1,388	$420,634
90-Day Eurodollar Future	September 2015	116	(74,077)
90-Day Eurodollar Future	December 2015	390	(470,551)
90-Day Eurodollar Future	March 2016	72	(102,444)
			$(226,438)

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Curian/PIMCO Total Return Fund - Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
BRL/USD	08/02/2013	UBS	BRL	11,882,890	$5,208,710	$(639,745)
BRL/USD	11/04/2013	CSI	BRL	11,882,890	5,102,100	(15,864)
BRL/USD	08/02/2013	UBS	BRL	866,800	379,950	(642)
BRL/USD	08/02/2013	CSI	BRL	616,824	270,377	(4,991)
BRL/USD	08/02/2013	UBS	BRL	839,405	367,942	(5,542)
BRL/USD	08/02/2013	BCL	BRL	631,853	276,965	(3,797)
CAD/USD	09/23/2013	CSI	CAD	5,303,000	5,156,437	147,677
CAD/USD	09/23/2013	GSC	CAD	1,447,000	1,407,008	20,103
EUR/USD	08/02/2013	DUB	EUR	21,015,000	27,957,375	410,787
EUR/USD	08/02/2013	BNP	EUR	1,435,000	1,909,057	31,494
EUR/USD	08/02/2013	MSC	EUR	997,000	1,326,362	29,406
EUR/USD	08/02/2013	BCL	EUR	2,773,000	3,689,070	70,931
EUR/USD	09/03/2013	GSC	EUR	26,220,000	34,885,825	308,174
GBP/USD	09/12/2013	DUB	GBP	828,000	1,259,231	(39,528)
IDR/USD	08/12/2013	BNP	IDR	1,984,000,000	192,714	(7,286)
MXN/USD	09/18/2013	BNP	MXN	84,817,187	6,610,047	(294,079)
MXN/USD	09/18/2013	UBS	MXN	1,869,899	145,727	1,326
MXN/USD	09/18/2013	MSC	MXN	1,023,842	79,791	69
MXN/USD	09/18/2013	BOA	MXN	871,747	67,938	406
MXN/USD	09/18/2013	MSC	MXN	881,621	68,707	(521)
MXN/USD	09/18/2013	BNP	MXN	1,945,504	151,619	2,003
MXN/USD	09/18/2013	UBS	MXN	47,950,672	3,736,934	(7,545)
MXN/USD	09/18/2013	BCL	MXN	316,075	24,633	(245)
USD/BRL	08/02/2013	CSI	BRL	(11,882,890)	(5,208,710)	5,371
USD/BRL	08/02/2013	BNP	BRL	(27,270)	(11,953)	47
USD/BRL	08/02/2013	UBS	BRL	(839,530)	(367,997)	2,003
USD/BRL	09/04/2013	UBS	BRL	(866,800)	(377,123)	1,045
USD/BRL	08/02/2013	DUB	BRL	(65,961)	(28,913)	87
USD/BRL	08/02/2013	BCL	BRL	(275,548)	(120,783)	417
USD/BRL	09/04/2013	MSC	BRL	(470,176)	(204,562)	4,238
USD/BRL	08/02/2013	MSC	BRL	(90,938)	(39,862)	1,138
USD/BRL	08/02/2013	GSC	BRL	(184,377)	(80,819)	1,181
USD/BRL	09/04/2013	CSI	BRL	(616,824)	(268,365)	5,232
USD/BRL	08/02/2013	BCL	BRL	(92,599)	(40,589)	411
USD/BRL	08/02/2013	GSC	BRL	(410,103)	(179,763)	3,237
USD/BRL	08/02/2013	MSC	BRL	(120,636)	(52,879)	1,121
USD/BRL	08/02/2013	BCL	BRL	(216,068)	(94,710)	2,290
USD/BRL	09/04/2013	UBS	BRL	(839,405)	(365,204)	5,935
USD/BRL	08/02/2013	MSC	BRL	(172,844)	(75,764)	1,936
USD/BRL	08/02/2013	GSC	BRL	(459,010)	(201,201)	4,099
USD/BRL	09/04/2013	BCL	BRL	(631,853)	(274,904)	4,103
USD/BRL	09/04/2013	UBS	BRL	(83,976)	(36,536)	464
USD/BRL	09/04/2013	BCL	BRL	(254,894)	(110,898)	2,102
USD/BRL	09/04/2013	GSC	BRL	(296,198)	(128,868)	2,132
USD/BRL	09/04/2013	UBS	BRL	(109,704)	(47,730)	270
USD/BRL	09/04/2013	BCL	BRL	(91,212)	(39,684)	316
USD/BRL	09/04/2013	GSC	BRL	(370,799)	(161,325)	675
USD/CAD	09/23/2013	BCL	CAD	(20,011,000)	(19,457,942)	192,666
USD/EUR	12/16/2013	BOA	EUR	(12,300,000)	(16,372,355)	(847,295)
USD/EUR	06/02/2014	CSI	EUR	(200,000)	(266,493)	(12,893)
USD/EUR	08/01/2014	BNP	EUR	(100,000)	(133,296)	(6,736)
USD/EUR	09/04/2013	BOA	EUR	(100,000)	(133,051)	(7,411)
USD/EUR	11/01/2013	CSI	EUR	(14,287,870)	(19,014,330)	(551,258)
USD/EUR	09/20/2013	UBS	EUR	(388,662)	(517,148)	(6,650)
USD/EUR	08/02/2013	GSC	EUR	(26,220,000)	(34,881,865)	(308,173)
USD/GBP	09/12/2013	BNP	GBP	(1,182,000)	(1,797,598)	38,760
USD/IDR	08/12/2013	UBS	IDR	(1,984,000,000)	(192,714)	7,629
USD/JPY	10/17/2013	BOA	JPY	(7,000,000)	(71,524)	(670)
USD/JPY	10/17/2013	BOA	JPY	(97,771,000)	(998,997)	(10,152)
USD/JPY	10/17/2013	UBS	JPY	(21,000,000)	(214,572)	(3,919)
USD/MXN	09/18/2013	BCL	MXN	(2,549,040)	(198,654)	(2,083)
USD/MXN	09/18/2013	MSC	MXN	(15,712,809)	(1,224,544)	(6,544)

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Curian/PIMCO Total Return Fund - Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/MXN	09/18/2013	BCL	MXN	(1,569,164)	$(122,289)	$(289)
USD/MXN	09/18/2013	MSC	MXN	(3,821,850)	(297,848)	2,152
USD/MXN	09/18/2013	MSC	MXN	(1,477,190)	(115,122)	(5,122)
USD/MXN	09/18/2013	MSC	MXN	(3,978,761)	(310,076)	(13,076)
USD/MXN	09/18/2013	BOA	MXN	(1,433,322)	(111,703)	(3,703)
USD/MXN	09/18/2013	UBS	MXN	(80,096)	(6,242)	(242)
USD/MXN	09/18/2013	UBS	MXN	(2,651,246)	(206,619)	(6,819)
USD/MXN	09/18/2013	BOA	MXN	(890,131)	(69,370)	(2,170)
USD/MXN	09/18/2013	MSC	MXN	(1,771,875)	(138,087)	(3,087)
USD/MXN	09/18/2013	BOA	MXN	(1,570,380)	(122,384)	(2,384)
USD/MXN	09/18/2013	BNP	MXN	(1,437,865)	(112,057)	(2,057)
USD/MXN	09/18/2013	MSC	MXN	(2,855,270)	(222,519)	(2,519)
USD/MXN	09/18/2013	MSC	MXN	(1,948,216)	(151,830)	(2,830)
USD/MXN	09/18/2013	BNP	MXN	(2,172,691)	(169,324)	(3,324)
USD/MXN	09/18/2013	MSC	MXN	(2,999,717)	(233,777)	(4,777)
USD/MXN	09/18/2013	DUB	MXN	(3,282,422)	(255,809)	(2,809)
USD/MXN	09/18/2013	MSC	MXN	(2,654,856)	(206,901)	(2,901)
USD/MXN	09/18/2013	BCL	MXN	(3,479,515)	(271,169)	(2,169)
USD/MXN	09/18/2013	BNP	MXN	(2,380,950)	(185,554)	(554)
USD/MXN	09/18/2013	BCL	MXN	(747,223)	(58,233)	(233)
USD/MXN	09/18/2013	BOA	MXN	(2,002,058)	(156,026)	(1,026)
USD/MXN	09/18/2013	BCL	MXN	(1,264,329)	(98,533)	467
USD/MXN	09/18/2013	MSC	MXN	(2,963,846)	(230,981)	19
USD/MXN	09/18/2013	BCL	MXN	(873,506)	(68,075)	925
USD/MXN	09/18/2013	UBS	MXN	(3,195,763)	(249,055)	2,945
USD/MXN	09/18/2013	CSI	MXN	(2,772,998)	(216,108)	4,892
USD/MXN	09/18/2013	BOA	MXN	(4,593,947)	(358,019)	4,981
USD/MXN	09/18/2013	BCL	MXN	(1,416,150)	(110,365)	2,635
USD/MXN	09/18/2013	GSC	MXN	(1,217,835)	(94,909)	2,091
USD/MXN	09/18/2013	BOA	MXN	(1,348,200)	(105,069)	1,931
USD/MXN	09/18/2013	MSC	MXN	(2,612,646)	(203,611)	4,389
USD/MXN	09/18/2013	MSC	MXN	(1,142,687)	(89,053)	1,947
USD/MXN	09/18/2013	GSC	MXN	(1,648,635)	(128,483)	2,517
USD/MXN	09/18/2013	MSC	MXN	(4,045,280)	(315,260)	4,740
USD/MXN	09/18/2013	BOA	MXN	(1,768,865)	(137,853)	147
					$(9,648,019)	$(1,497,601)

Curian/PIMCO Total Return Fund - Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	500,000	$(366)
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,000,000	9,686
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	10,000,000	10,114
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000,000	13,934
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	770
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	4,000,000	1,499
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	1,220
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	460
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(1,810)
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	1,400,000	(3,635)
BNP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(2,762)
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	1,200,000	(16,701)
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	7,000,000	945
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	1,400,000	(7,083)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	600,000	(9,364)
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(2,842)
GSB	Brazil Interbank Deposit Rate	Paying	9.10%	01/02/2017	BRL	600,000	(8,306)
GSB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(1,999)

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Curian/PIMCO Total Return Fund - Schedule of Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000,000	$5,489
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	3,000,000	1,321
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	600,000	(8,874)
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	3,100,000	(15,455)
							$(33,759)

Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		99,700,000	$(325,942)
N/A	3-Month LIBOR	Paying	2.65%	07/31/2023		19,300,000	(228,228)
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043		36,700,000	4,055,943
N/A	3-Month LIBOR	Paying	3.50%	12/18/2043		9,500,000	(26,990)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	1,840,000,000	(98,381)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		61,600,000	(808,901)
							$2,567,501

Curian/PIMCO Total Return Fund - Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(5)	Expiration Date	Notional Amount(1), (4)	Value	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
BBP	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.15%	1.00%	12/20/2013	$(300,000)	$1,006	$(341)
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.25%	1.00%	09/20/2015	(100,000)	1,608	2,696
BOA	Comcast Corp., 5.30%, 01/15/2014	0.17%	1.00%	09/20/2015	(100,000)	1,991	1,381
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.51%	1.00%	12/20/2016	(2,500,000)	(42,454)	9,934
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.14%	1.00%	09/20/2013	(5,000,000)	(966)	7,805
BBP	Republic of Indonesia, 7.25%, 04/20/2015	1.77%	1.00%	09/20/2017	(2,000,000)	(60,836)	9,013
CSI	Republic of Indonesia, 7.25%, 04/20/2015	1.77%	1.00%	09/20/2017	(700,000)	(21,292)	2,848
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.42%	1.00%	09/20/2016	(1,200,000)	(15,273)	29,988
DUB	Republic of Indonesia, 7.25%, 04/20/2015	1.70%	1.00%	06/20/2017	(400,000)	(10,433)	419
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.70%	1.00%	06/20/2017	(1,700,000)	(44,339)	2,487
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.45%	1.00%	09/20/2015	(200,000)	2,353	5,503
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.79%	1.00%	09/20/2015	(100,000)	510	2,753
BNP	United Mexican States, 5.95%, 03/19/2019	1.06%	1.00%	09/20/2017	(100,000)	(224)	2,000
DUB	United Mexican States, 5.95%, 03/19/2019	0.93%	1.00%	12/20/2016	(1,500,000)	3,697	34,656
MSC	United Mexican States, 5.95%, 03/19/2019	1.02%	1.00%	06/20/2017	(1,500,000)	(1,017)	19,153
					$(17,400,000)	$(185,669)	$130,295

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(5)If the Fund is a seller of protection, the Fund receives the fixed rate.

Curian Series Trust (Unaudited)

Schedules of Investments

July 31, 2013

	Shares/Par †	Value
Curian/WMC International Equity Fund
COMMON STOCKS - 93.6%
AUSTRIA - 0.7%
Erste Group Bank AG	73,951	$2,242,074
BELGIUM - 4.2%
Anheuser-Busch InBev NV	102,453	9,852,049
Umicore SA (a)	80,677	3,631,761
		13,483,810
BRAZIL - 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)	270,200	2,783,060
Mills Estruturas e Servicos de Engenharia SA	56,400	704,583
		3,487,643
CANADA - 3.4%
Canadian National Railway Co.	54,100	5,407,366
MEG Energy Corp. (b)	19,900	607,792
Suncor Energy Inc.	43,900	1,387,396
Tim Hortons Inc.	62,050	3,592,750
		10,995,304
CHINA - 3.0%
China Construction Bank Corp. - Class H	1,750,000	1,304,801
China Pacific Insurance Group Co. Ltd. - Class H (a)	808,600	2,702,998
ENN Energy Holdings Ltd.	228,000	1,261,913
Lenovo Group Ltd. (a)	3,322,000	3,024,940
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (a)	368,000	347,805
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	231,000	403,494
Sinopharm Group Co. Ltd. - Class H (a)	204,500	558,398
		9,604,349
FINLAND - 0.5%
Kone Oyj - Class B	23,547	1,753,744
FRANCE - 16.1%
Accor SA	77,747	2,930,584
Air Liquide SA	55,188	7,326,307
AXA SA	358,849	7,909,564
BNP Paribas SA	109,013	7,068,122
Bureau Veritas SA	20,545	609,866
Cie Generale d’Optique Essilor International SA	32,019	3,583,481
Peugeot SA (b)	50,815	649,021
Rexel SA	178,889	4,351,018
Safran SA	49,167	2,887,316
Sanofi	49,266	5,157,363
Schneider Electric SA	76,004	6,054,559
Unibail-Rodamco SE	13,518	3,284,429
		51,811,630
GERMANY - 2.8%
Brenntag AG	11,113	1,829,011
Continental AG	19,793	3,116,795
Deutsche Wohnen AG	66,153	1,166,011
Lanxess AG	46,153	2,888,905
		9,000,722
HONG KONG - 2.7%
AIA Group Ltd.	565,000	2,674,336
Kunlun Energy Co. Ltd.	639,180	940,431
Link REIT (a)	264,000	1,289,084
MGM China Holdings Ltd.	1,064,430	3,067,193
Skyworth Digital Holdings Ltd.	1,260,000	642,417
		8,613,461
INDIA - 0.3%
ITC Ltd. - GDR	75,950	429,573
United Spirits Ltd. - GDR	26,387	522,331
		951,904
IRELAND - 1.2%
Covidien Plc	23,500	1,448,305
CRH Plc	118,116	2,485,766
		3,934,071
ITALY - 4.2%
Assicurazioni Generali SpA	33,206	656,878
Banca Generali SpA	65,626	1,649,064
Intesa Sanpaolo SpA	1,238,836	2,363,146
Mediaset SpA (b)	230,731	1,007,935
Snam SpA	1,648,272	7,789,853
		13,466,876
JAPAN - 21.4%
AEON Co. Ltd.	197,100	2,708,962
Aeon Mall Co. Ltd.	20,800	517,260
Aisin Seiki Co. Ltd.	104,300	4,131,799
Asahi Breweries Ltd.	188,000	4,788,902
Bank of Yokohama Ltd.	256,000	1,403,061
Daiichi Sankyo Co. Ltd.	53,400	869,006
Daito Trust Construction Co. Ltd.	14,200	1,297,514
Daiwa House Industry Co. Ltd.	62,000	1,138,679
Eisai Co. Ltd.	75,900	3,208,231
FamilyMart Co. Ltd.	69,600	3,071,074
Honda Motor Co. Ltd.	45,220	1,674,997
Japan Tobacco Inc.	186,500	6,510,871
Mitsubishi Electric Corp.	345,200	3,347,502
Mitsubishi UFJ Financial Group Inc.	1,160,890	7,201,009
Mitsui Fudosan Co. Ltd.	74,000	2,230,530
Nomura Holdings Inc.	407,200	3,093,607
Nomura Research Institute Ltd.	50,300	1,646,219
Olympus Corp. (b)	59,000	1,803,274
Omron Corp.	34,200	1,057,617
Ono Pharmaceutical Co. Ltd.	41,000	2,627,797
Rakuten Inc.	351,400	4,737,737
T&D Holdings Inc.	312,220	3,943,441
THK Co. Ltd.	26,400	549,727
Tokio Marine Holdings Inc.	158,600	5,062,030
		68,620,846
MALAYSIA - 0.1%
AirAsia Bhd	377,500	367,175
MEXICO - 0.5%
Fibra Uno Administracion SA de CV	405,200	1,294,331
Mexico Real Estate Management SA de CV	192,900	387,529
		1,681,860
NETHERLANDS - 1.2%
ASML Holding NV - NYRS	15,060	1,353,894
NXP Semiconductors NV (b)	74,480	2,431,772
		3,785,666
NORWAY - 0.5%
Algeta ASA (b)	37,078	1,515,655
PANAMA - 0.4%
Copa Holdings SA - Class A	9,000	1,252,530
PORTUGAL - 1.1%
Galp Energia SGPS SA	138,979	2,219,931

	Shares/Par †	Value
Portugal Telecom SGPS SA (a)	305,296	1,164,825
		3,384,756
SOUTH KOREA - 0.4%
Samsung Electronics Co. Ltd.	983	1,120,145
SPAIN - 1.2%
Telefonica SA (b)	266,001	3,801,744
SWEDEN - 1.7%
Assa Abloy AB - Class B	121,324	5,379,078
SWITZERLAND - 7.9%
Cie Financiere Richemont SA	25,059	2,451,337
Givaudan SA	876	1,219,261
Julius Baer Group Ltd.	149,799	6,818,695
Partners Group Holding AG	2,615	692,474
Roche Holding AG	42,976	10,575,921
UBS AG	190,600	3,753,111
		25,510,799
TAIWAN - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,639,000	5,573,729
UNITED ARAB EMIRATES - 0.4%
Al Noor Hospitals Group Plc (b)	47,300	503,689
NMC Health Plc	175,728	792,627
		1,296,316
UNITED KINGDOM - 14.5%
AstraZeneca Plc	88,431	4,485,756
BAE Systems Plc	641,374	4,349,661
BG Group Plc	159,084	2,868,646
BP Plc	890,281	6,150,837
Derwent London Plc	16,795	615,918
Diageo Plc	203,637	6,381,786
Direct Line Insurance Group Plc	473,619	1,634,088
Great Portland Estates Plc	73,209	617,408
Hammerson Plc	173,838	1,401,666
Kingfisher Plc	457,842	2,769,957
Lloyds Banking Group Plc (b)	2,584,154	2,690,553
National Grid Plc	351,469	4,200,550
Rexam Plc	385,204	2,881,418
Rolls-Royce Holdings Plc	315,865	5,631,621
		46,679,865
UNITED STATES OF AMERICA - 0.4%
Carnival Plc	35,800	1,325,674
Total Common Stocks (cost $264,776,009)		300,641,426

PREFERRED STOCKS - 2.0%
GERMANY - 2.0%
ProSiebenSat.1 Media AG (a)	65,034	2,668,221
Volkswagen AG	16,221	3,848,173
Total Preferred Stocks (cost $6,212,650)		6,516,394

INVESTMENT COMPANIES - 2.2%
iShares MSCI EAFE ETF	89,300	5,391,041
iShares MSCI Japan ETF	146,400	1,642,608
Total Investment Companies (cost $6,836,404)		7,033,649

SHORT TERM INVESTMENTS - 3.2%
Securities Lending Collateral - 3.2%
Fidelity Institutional Money Market Portfolio, 0.11% (c)	5,000,000	5,000,000
Repurchase Agreement with CSI, 0.07% (Collateralized by $971,175 U.S. Treasury Bond Strip, due 11/15/29-08/15/37, value $427,832, and $7,692,932 U.S. Treasury Note Strip, due 08/15/16-02/15/38, value $4,857,974) acquired on 07/31/13, due 08/01/13 at $5,182,166	$5,182,156	5,182,156
Total Short Term Investments (cost $10,182,156)		10,182,156

Total Investments - 101.0% (cost $288,007,219)		324,373,625
Other Assets and Liabilities, Net - (1.0%)		(3,309,057)
Total Net Assets - 100.0%		$321,064,568

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2013.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - European Currency Unit (Euro)

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

RUB - Russian Ruble

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

Abbreviations:

ABS - Asset Backed Securities

ADR - American Depository Receipt

CDO - Collateralized Debt Obligation

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

ETF – Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

GDR - Global Depository Receipt

GO - General Obligation

LIBOR - London Interbank Offered Rate

NYRS - New York Registry Shares

OJSC - Open Joint Stock Company

RB - Revenue Bond

REIT - Real Estate Investment Conduit

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BNP - BNP Paribas Securities

BOA - Banc of America Securities LLC/Bank of America NA

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSB - Goldman Sachs Bank USA

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

UBS - UBS Securities LLC

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) serves as the investment adviser and administrator of the Funds with the responsibility for the professional investment supervision and management of the Funds.  Curian is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Pricing Committee may rely on pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants.

FINANCIAL ACCOUNTING STANDARDS BOARD (“FASB”) ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of July 31, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$43,052,018	$—	$43,052,018
Corporate Bonds and Notes	—	512,668,506	1,671,181	514,339,687
Government and Agency Obligations	—	182,448,500	—	182,448,500
Preferred Stocks	—	2,054,376	—	2,054,376
Purchased Options	—	732,659	—	732,659
Short Term Investments	15,000,000	55,366,609	—	70,366,609
Fund Total	$15,000,000	$796,322,668	$1,671,181	$812,993,849
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$96,344,194	$—	$96,344,194
Corporate Bonds and Notes	—	151,294,195	—	151,294,195
Government and Agency Obligations	—	875,676,551	—	875,676,551
Preferred Stocks	3,721,600	—	—	3,721,600
Short Term Investments	1,000,000	150,922,550	—	151,922,550
Fund Total	$4,721,600	$1,274,237,490	$—	$1,278,959,090
Curian/WMC International Equity Fund
Common Stocks	$28,207,095	$272,434,331	$—	$300,641,426
Preferred Stocks	2,668,221	3,848,173	—	6,516,394
Investment Companies	7,033,649	—	—	7,033,649
Short Term Investments	5,000,000	5,182,156	—	10,182,156
Fund Total	$42,908,965	$281,464,660	$—	$324,373,625

	Assets - Investments in Other Financial Instrument(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Exchanged Traded Purchased Options	$2,696	$—	$—	$2,696
Open Forward Foreign Currency Contracts	—	966,259	—	966,259
OTC Interest Rate Swap Agreements	—	58,032	—	58,032
Centrally Cleared Interest Rate Swap Agreements	—	8,945	—	8,945
OTC Credit Default Swap Agreements	—	2,321,375	—	2,321,375
Centrally Cleared Credit Default Swap Agreements	—	738,214	—	738,214
Fund Total	$2,696	$4,092,825	$—	$4,095,521

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

	Assets - Investments in Other Financial Instrument(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Exchanged Traded Purchased Options	$4,167	$—	$—	$4,167
Open Futures Contracts	420,634	—	—	420,634
Open Forward Foreign Currency Contracts	—	1,348,059	—	1,348,059
OTC Interest Rate Swap Agreements	—	45,438	—	45,438
Centrally Cleared Interest Rate Swap Agreements	—	4,055,943	—	4,055,943
OTC Credit Default Swap Agreements	—	130,636	—	130,636
Fund Total	$424,801	$5,580,076	$—	$6,004,877

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(2,026,441)	$—	$(2,026,441)
Open Futures Contracts	(29,233)	—	—	(29,233)
Open Forward Foreign Currency Contracts	—	(1,756,756)	—	(1,756,756)
OTC Interest Rate Swap Agreements	—	(2,745,555)	—	(2,745,555)
Centrally Cleared Interest Rate Swap Agreements	—	(345,078)	—	(345,078)
OTC Credit Default Swap Agreements	—	(79,167)	—	(79,167)
Centrally Cleared Credit Default Swap Agreements	—	(190,832)	—	(190,832)
Fund Total	$(29,233)	$(7,143,829)	$—	$(7,173,062)
Curian/PIMCO Total Return Fund
Written Options	$(235,016)	$(2,120,431)	$—	$(2,355,447)
Open Futures Contracts	(647,072)	—	—	(647,072)
Open Forward Foreign Currency Contracts	—	(2,845,660)	—	(2,845,660)
OTC Interest Rate Swap Agreements	—	(79,197)	—	(79,197)
Centrally Cleared Interest Rate Swap Agreements	—	(1,488,442)	—	(1,488,442)
OTC Credit Default Swap Agreements	—	(341)	—	(341)
Fund Total	$(882,088)	$(6,534,071)	$—	$(7,416,159)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options, and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at July 31, 2013.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements, collateralized fully by U.S. Treasuries, Government National Mortgage Association (“GNMA”) mortgage backed securities or U.S. government sponsored securities.

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Options Transactions - A Fund may be subject to interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates, foreign currencies and inflation and Curian/PIMCO Total Return Fund entered into option contracts to manage exposure to or hedge changes in interest rates and inflation.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may also buy and sell (“write”) call and put options on futures and swaps agreements (“swaptions”).  Options on futures are exchanged traded.  There is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked to market daily and change in value is recorded by the Fund as unrealized gain or loss.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.

Futures Contracts - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies; and Curian/WMC International Equity Fund entered into forward foreign currency contracts as a means of currency risk management.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  OTC swaps are typically illiquid investments.  In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in the valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

If a Fund transacts in OTC swaps, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap.

If a Fund transacts in centrally cleared swaps, they are party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared swap with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Upon entering into a centrally cleared swap, a Fund is required to deposit with the DCO an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap known as the “initial margin”.  The Fund receives from or pays the DCO an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap known as the “variation margin”.  The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.

The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  The credit risk associated with certain contracts is mitigated by master netting arrangements between the Fund and the counterparty and by posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.  A Fund’s overall exposure to credit risk subject to master netting arrangements, which can change substantially within a short period, as it is affected by each transaction subject to the arrangement.  Counterparty risk is reduced for centrally cleared swaps in that the Fund has no direct exposure to the counterparty and the DCO has broad powers to provide an orderly liquidation in the event of a default.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund and Curian/PIMCO Total Return Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark and floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  For OTC swaps, this risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.

Credit Default Swap Agreements - A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Income Fund entered into credit default swap agreements to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds, and Curian/PIMCO Total Return Fund entered into credit default swap agreements to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the credit default swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2013

swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  For OTC swaps, this risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of July 31, 2013, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Reverse Repurchase Agreements - At July 31, 2013, reverse repurchase agreements outstanding were as follows:

	Counter- party	Payable for Reverse Repurchase Agreement Including Interest Payable	Interest Rate	Date of Agreement	Maturity Date
Curian/PIMCO Income Fund	BCL	$1,183,355	(4.50)%	07/08/2013	07/08/2015
	DUB	192,503	0.03%	07/11/2013	08/02/2013
	JPM	7,593,964	0.03%	07/24/2013	08/08/2013
	JPM	5,390,105	0.05%	07/29/2013	08/13/2013
	MLP	1,249,647	0.03%	07/25/2013	08/16/2013
	RBS	1,022,972	(0.07)%	07/30/2013	08/14/2013

Federal Income Tax Matters - As of July 31, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian/PIMCO Income Fund	$824,215,709	$11,622,231	$(22,844,091)	$(11,221,860)
Curian/PIMCO Total Return Fund	1,289,640,444	13,003,529	(23,684,883)	(10,681,354)
Curian/WMC International Equity Fund	289,727,109	39,814,967	(5,168,451)	34,646,516

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	September 27, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 27, 2013

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.